Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REAL PROPERTY RENTAL REVENUE	$ 349,800	$ 314,588	$ 1,333,403	$ 1,255,681
REAL PROPERTY OPERATING EXPENSES	280,390	263,126	1,065,574	1,017,493
REAL PROPERTY OPERATING INCOME	69,410	51,462	267,829	238,188
INCOME FROM EQUITY METHOD INVESTMENT - LAB SERVICES MSO	392,677	107,469	(846,588)	(8,571,647)
OTHER OPERATING EXPENSES:
Advertising and marketing expenses	71,150	45,000	237,671	1,666,721
Professional fees	1,691,579	442,335	1,822,105	3,076,477
Compensation and related benefits	340,420	353,571	1,431,328	1,768,449
Other general and administrative expenses	165,713	161,087	857,869	908,577
Total Other Operating Expenses	2,268,862	1,001,993	4,348,973	7,420,224
LOSS FROM OPERATIONS	(1,806,775)	(843,062)	(4,927,732)	(15,753,683)
OTHER (EXPENSE) INCOME
Interest expense - amortization of debt discount and debt issuance costs	(313,562)	(272,196)	(1,411,042)	(544,010)
Interest expense - other	(246,456)	(236,215)	(983,486)	(773,780)
Interest expense - related party		(10,596)	(42,445)	(33,712)
Debt modification charge			(838,794)
Change in fair value of derivative liability	(114,360)	31,212	374,365	188,374
Impairment of equity method investment - Epicon				(454,679)
Gain on debts extinguishment				682,979
Other expense	(958)	(36,656)	(74,260)	(18,499)
Total Other Expense, net	(675,336)	(524,451)	(2,975,662)	(953,327)
LOSS BEFORE INCOME TAXES	(2,482,111)	(1,367,513)	(7,903,394)	(16,707,010)
INCOME TAXES
NET LOSS	(2,482,111)	(1,367,513)	(7,903,394)	(16,707,010)
LESS: NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTEREST
NET LOSS AFTER NONCONTROLLING INTEREST	(2,482,111)	(1,367,513)	$ (7,903,394)	$ (16,707,010)
DEEMED CONTRIBUTION ON EXCHANGE OF EQUITY INSTRUMENTS	162,473
NET LOSS ATTRIBUTABLE TO AVALON GLOBOCARE CORP. COMMON SHAREHOLDERS	$ (2,319,638)	$ (1,367,513)
NET LOSS PER COMMON SHARE ATTRIBUTABLE TO AVALON GLOBOCARE CORP. COMMON SHAREHOLDERS:
Net Loss Per Common Share Attributable Common Shareholders Basic (in Dollars per share)	$ (1.43)	$ (1.86)	$ (8.44)	$ (23.8)
Net Loss Per Common Share Attributable Common Shareholders Diluted (in Dollars per share)	$ (1.43)	$ (1.86)	$ (8.44)	$ (23.8)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Weighted Average Common Shares Outstanding Basic (in Shares)	1,624,629	735,225	936,614	701,932
Weighted Average Common Shares Outstanding Diluted (in Shares)	1,624,629	735,225	936,614	701,932
COMPREHENSIVE LOSS:
NET LOSS	$ (2,482,111)	$ (1,367,513)	$ (7,903,394)	$ (16,707,010)
OTHER COMPREHENSIVE LOSS
Unrealized foreign currency translation gain (loss)	279	(2,920)	(273)	(18,590)
COMPREHENSIVE LOSS	(2,481,832)	(1,370,433)	(7,903,667)	(16,725,600)
LESS: COMPREHENSIVE LOSS ATTRIBUTABLE TO NONCONTROLLING INTEREST
COMPREHENSIVE LOSS ATTRIBUTABLE TO AVALON GLOBOCARE CORP. COMMON SHAREHOLDERS	$ (2,481,832)	$ (1,370,433)	$ (7,903,667)	$ (16,725,600)